Document and Entity Information	Jun. 21, 2022
Cover [Abstract]
Entity Registrant Name	VIASAT INC
Amendment Flag	false
Entity Central Index Key	0000797721
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-21767
Entity Tax Identification Number	33-0174996
Entity Address, Address Line One	6155 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92009
City Area Code	(760)
Local Phone Number	476-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 pershare
Trading Symbol	VSAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false